Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Carry Value of Debt

The carrying value of the components of our debt were as follows ($ in millions):

	March 31, 2017	December 31, 2016
U.S. dollar-denominated commercial paper	$118.5	$347.9
Euro-denominated commercial paper	160.3	26.8
Variable interest rate term loan	500.0	500.0
1.80% senior unsecured notes due 2019	298.4	298.3
2.35% senior unsecured notes due 2021	745.1	744.8
3.15% senior unsecured notes due 2026	890.4	890.1
4.30% senior unsecured notes due 2046	546.8	546.8
Other	3.2	3.3

Long-term debt	$3,262.7	$3,358.0

The carrying value of the components of our debt as of December 31, 2016 were as follows ($ in millions):

U.S. dollar-denominated commercial paper	$347.9
Euro-denominated commercial paper	26.8
Variable interest rate Term Facility	500.0
1.80% senior unsecured notes due 2019	298.3
2.35% senior unsecured notes due 2021	744.8
3.15% senior unsecured notes due 2026	890.1
4.30% senior unsecured notes due 2046	546.8
Other	3.3

Long-term debt	$3,358.0

Schedule of Maturities of Long-term Debt

Notes Series	Call Dates
1.80% senior unsecured notes due 2019	June 15, 2019
2.35% senior unsecured notes due 2021	May 15, 2021
3.15% senior unsecured notes due 2026	March 15, 2026
4.30% senior unsecured notes due 2046	December 15, 2045

Schedule of Debt

There are no minimum principal payments due under our total outstanding debt during the next two years. The future minimum principal payments due are presented in the following table:

	Term Loan	Notes	Total
2019	$500.0	$300.0	$800.0
2020	—	—	—
2021	—	750.0	750.0
Thereafter	—	1,450.0	1,450.0

Total principal payments (a)	$500.0	$2,500.0	$3,000.0

(a)	Not included in the table above are net discounts, premiums and issuance costs associated with the Notes, which totaled $20.1 million as of December 31, 2016, and have been recorded as an offset to the carrying amount of the related debt in the accompanying Consolidated and Combined Balance Sheet as of December 31, 2016. In addition, the table above does not include principal balances of $374.8 million under the Commercial Paper Programs and other financing balances of $3.3 million.